Summary of Significant Accounting Policies: Property, Plant and Equipment (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Policies
Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are carried at cost and are depreciated on a straight-line basis over the estimated useful lives of the assets that range from 5 to 10 years for office equipment, 5 to 10 years for machinery, and 5 to 10 years for vehicles and 30 to 40 years for buildings. The cost of repairs and maintenance is charged to expense as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. We examine the possibility of impairment in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Property, Plant and Equipment

Property, plant and equipment are carried at cost and are depreciated on a straight-line basis over the estimated useful lives of the assets that range from 5 to 10 years for office equipment, 5 to 10 years for machinery, 5 to 10 years for vehicles and 30 to 40 years for buildings. The cost of repairs and maintenance is charged to expense as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. We examine the possibility of impairment in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.